Guarantees in Insurance Contracts - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2013	Dec. 31, 1999	Dec. 31, 2019
Disclosure of insurance contracts contractual obligations [Line Items]
Period of which return of premium guarantee payable	14 years
Re insured account value	€ 3,518	€ 2,703			€ 2,434
Guaranteed remaining balance	€ 900	800
Derivative insurance contract description	Aegon entered into a derivative program to mitigate the overall exposure to equity market and interest rate risks associated with the reinsurance contract. This program involves selling equity futures contracts and equity total return swap contracts (S&P 500, Midcap, Russell 2000, and the MCSI EAFE index in accordance with Aegon’s exposure) to mitigate the effect of equity market movement on the reinsurance contracts and the purchase of interest rate swaps, treasury futures and treasury forwards to mitigate the effect of movements in interest rates on the reinsurance contracts.
Fixed annuity product balance	€ 179	186
Increase (decrease) in guarantee reserves	2,997	3,230
Guarantee reserve	9,878	12,875
GMWB [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Derivative contract value	39	46
Reinsurance assets [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Re insured account value	€ 1,800	€ 1,700
Bottom of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Effective interest rate percentage	0.00%
First five years [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Long-term forward interest rate assumption	25.00%
Maturity year 2020 [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Long-term forward interest rate assumption		22.60%
Volatility assumption of S&P 500 index	22.30%
The Netherlands [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Older generation guarantee, percentage	4.00%
Percentage of guarantee decreased			0.00%	3.00%
The Netherlands [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Guarantees profit sharing maximum, percentage	0.00%
Contract period	5 years
Guarantees fair value contributes net loss before tax earnings	€ 63	€ 539
Guarantee reserve contributed before tax	3,855	3,199
Gain (Loss) related to increasing own credit spreads	16	234
Gain related to increase in equity market	1,214	380
Gain related to decreases in equity volatilities	19	134
Increase in risk free rates	2,795	3,775
Other contributed gain (loss)	€ 65	€ 305
The Netherlands [member] | Bottom of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	3.00%
Effective interest rate percentage	0.00%
The Netherlands [member] | Top of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	4.00%